Capital stock (Details 2)	12 Months Ended
	Dec. 31, 2022 Customer shares $ / shares	Dec. 31, 2022 Customer shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | shares	638,400	638,400	807,150	1,326,958	1,428,408
Options outstanding weighted average exercise price	$ 3.05		$ 3.73	$ 3.67	$ 3.67
Options exercisable, end of period | shares	602,400	602,400	706,750	1,110,958
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.3
Number outstanding | Customer	185,000	185,000
Weighted average remaining contractual life (in years)	4 months 6 days
Options outstanding weighted average exercise price		$ 0.3
Options exercisable, end of period | Customer	185,000	185,000
$0.31 - $1.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	80,000	80,000
Weighted average remaining contractual life (in years)	3 years 9 months 14 days
Options outstanding weighted average exercise price		$ 1.13
Options exercisable, end of period | Customer	80,000	80,000
$0.31 - $1.50 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.31
$0.31 - $1.50 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.5
$1.51 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	93,400	93,400
Weighted average remaining contractual life (in years)	1 year 11 months 26 days
Options outstanding weighted average exercise price		$ 1.9
Options exercisable, end of period | Customer	93,400	93,400
$1.51 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.51
$1.51 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	180,000	180,000
Weighted average remaining contractual life (in years)	1 year 5 months 26 days
Options outstanding weighted average exercise price		$ 4.95
Options exercisable, end of period | Customer	144,000	144,000
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5
$5.01 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	100,000	100,000
Weighted average remaining contractual life (in years)	29 days
Options outstanding weighted average exercise price		$ 7.3
Options exercisable, end of period | Customer	100,000	100,000
$5.01 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.01
$5.01 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.3
$0.30 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	638,400	638,400
Weighted average remaining contractual life (in years)	1 year 3 months 18 days
Options outstanding weighted average exercise price		$ 3.05
Options exercisable, end of period | Customer	602,400	602,400
$0.30 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.3
$0.30 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.3